Year-End Non-Accrual Loans, Segregated by Class of Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	$ 13,592	$ 14,142
Real Estate Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	11,248	13,760
Real Estate Loans | Land Development and Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	136	142
Real Estate Loans | Farmland
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	352	1,087
Real Estate Loans | 1-4 Family Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	1,866	2,356
Real Estate Loans | Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	8,894	10,175
Business Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	2,224	170
Business Loans | Commercial and Industrial Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	2,224	167
Business Loans | Farm Production and other Farm Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans		3
Consumer Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	120	212
Consumer Loans | Other Consumer Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	$ 120	$ 212